NOTES RECEIVABLE, NET-THIRD PARTIES	12 Months Ended
Dec. 31, 2021
NOTES RECEIVABLE, NET-THIRD PARTIES
NOTES RECEIVABLE, NET-THIRD PARTIES

8.    NOTES RECEIVABLE, NET–THIRD PARTIES

	As of December 31,
	2020	2021
	RMB	RMB
Notes receivable	1,051,743,491	1,690,141,974
Provision for notes receivable	(182,338)	(1,039,900)
Notes receivable, net	1,051,561,153	1,689,102,074

As of December 31, 2020 and 2021, notes receivable with net book value of RMB221,391,816 and RMB885,280,000 were pledged as collateral for the issuance of bank acceptance notes.

The following table summarize s the activity in the allowance for credit losses related to notes receivable for the year ended December 31, 2019, 2020 and 2021:

	As of December 31,
	2019	2020	2021
	RMB	RMB	RMB
At beginning of year	—	—	182,338
Impact of adopting ASC Topic 326	—	223,000	—
Addition	—	—	857,562
Reversal	—	(40,662)	—
At end of year	—	182,338	1,039,900